UMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Disaggregation of Revenue) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Significant Accounting Policies [Line Items]
Revenues	$ 80,481	$ 158,333	$ 220,413
Marketing services
Significant Accounting Policies [Line Items]
Revenues	37,187	70,426	96,753
Listing services
Significant Accounting Policies [Line Items]
Revenues	13,105	31,128	48,541
Leads generation Services
Significant Accounting Policies [Line Items]
Revenues	15,760	36,654	59,931
Financial services
Significant Accounting Policies [Line Items]
Revenues	9,716	13,290	7,828
Other services
Significant Accounting Policies [Line Items]
Revenues	$ 4,713	$ 6,835	$ 7,360